NUVEEN WINSLOW LARGE-CAP GROWTH ESG FUND

SUPPLEMENT DATED MARCH 21, 2023

TO THE PROSPECTUS DATED NOVEMBER 30, 2022

Steve M. Hamill has been named a portfolio manager of Nuveen Winslow Large-Cap Growth ESG Fund. Justin H. Kelly, Patrick M. Burton and Stephan C. Petersen will continue to serve as portfolio managers for the Fund.

Steve M. Hamill, CFA, is a Senior Managing Director, Portfolio Manager and Analyst at Winslow Capital Management, LLC (“Winslow”). Prior to joining Winslow in 2006, he was a Senior Analyst at Piper Jaffray and RBC Capital Markets providing research on the medical device industry. He also previously served as a Manager at Arthur Andersen.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-WINSLP-0323P

NUVEEN WINSLOW LARGE-CAP GROWTH ESG FUND

SUPPLEMENT DATED MARCH 21, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2022

1.

Steve M. Hamill, CFA, has been added as a portfolio manager of Nuveen Winslow Large-Cap Growth ESG Fund. Justin H. Kelly, Patrick M. Burton and Stephan C. Petersen will continue to serve as portfolio managers for the Fund.

2.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Steve M. Hamill*	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

*	Information provided is as of December 31, 2022.

3.	The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Managers – Beneficial Ownership of Securities”:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed

Steve M. Hamill*	F

*	Information provided is as of December 31, 2022.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-WINSLSAI-0323P